Share-Based Compensation	12 Months Ended
Mar. 31, 2026
Share-Based Compensation [Abstract]
Share-Based Compensation

13. Share-Based Compensation

On December 9, 2025, the Company adopted its 2025 Stock Incentive Plan (the “Plan”) and on December 10, 2025 filed a registration statement on Form S-8 registering 2,845,000 ordinary shares issuable under the Plan.

On January 9, 2026, the Company issued 2,732,000 ordinary shares under the Plan to five individuals (the “Recipients”) pursuant to five separate consulting agreements. The 113,000 shares not issued remain available under the Plan.

The Recipients are independent third parties and are not related parties of the Company as defined in ASC 850.

The awards were fully vested and non-forfeitable on the grant date and contained no continuing service condition. Accordingly, in accordance with ASC 718, the entire grant-date fair value was recognized as share-based payment expense in the year ended March 31, 2026. The grant-date fair value was measured at US$2.86 per share, being the closing market price of the ordinary shares on The Nasdaq Capital Market, resulting in a total charge of US$7,813,520 recognized within general and administrative expenses, with a corresponding credit of US$273 to ordinary share capital and US$7,813,247 to additional paid-in capital.

Because the awards vested immediately, no unrecognized compensation cost remained as of March 31, 2026.

	Number of shares	Fair Value
Recipients		USD
Consultant 1	484,000	1,384,240
Consultant 2	597,000	1,707,420
Consultant 3	541,000	1,547,260
Consultant 4	541,000	1,547,260
Consultant 5	569,000	1,627,340
	2,732,000	7,813,520